Average Annual Total Returns - FidelityFlexConservativeIncomeMunicipalBondFund-PRO - FidelityFlexConservativeIncomeMunicipalBondFund-PRO - Fidelity Flex Conservative Income Municipal Bond Fund	Mar. 01, 2023
Fidelity Flex Conservative Income Municipal Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	0.49%
Past 5 years	1.31%
Since Inception	1.27%
Fidelity Flex Conservative Income Municipal Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	0.49%
Past 5 years	1.31%
Since Inception	1.27%
Fidelity Flex Conservative Income Municipal Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	0.78%
Past 5 years	1.32%
Since Inception	1.29%
LB319
Average Annual Return:
Past 1 year	(1.13%)
Past 5 years	1.02%
Since Inception	0.90%	[1]
IXY1N
Average Annual Return:
Past 1 year	0.01%
Past 5 years	1.00%
Since Inception	0.94%	[1]

[1]	A From October 12, 2017